                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   March 31, 2003
                                               -------------------


Check here if Amendment [   ]; Amendment Number:
                                                   -------------
This Amendment (Check only one.):       [   ]  is a restatement.
                                        [   ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Creedon Capital Management, LLC
Address: 123 Second Street, Suite 120
         Sausalito, California  94965


Form 13F File Number: 28-07674

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    David Goldstein
Title:   Chief Financial Officer
Phone:   415-332-0111

Signature, Place, and Date of Signing:

/s/ David Goldstein                       Sausalito, California     May 14, 2003
----------------------------------        ---------------------     ------------
            [Signature]                       [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                                               Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                   0
                                                 -------------

Form 13F Information Table Entry Total:              65
                                                 -------------

Form 13F Information Table Value Total:           $1,316,959
                                                 -------------
                                                 (thousands)




List of Other Included Managers:

None
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Creedon Keller & Partners, Inc.
PORTFOLIO APPRAISAL
13F
31-Mar-03

                                                                                   Shares or                               Voting
                                                                         Value     Principal SHR/ PUT/ Investment Other    Authority
NAME OF ISSUER                      TYPE OF CLASS          CUSIP        (x1000)    Amount    PRN  CALL Discretion Managers SOLE

ADVANCED ENERGY 5% 2006             CONVERTIBLE BONDS      007973AC4       8010    9000000 PRN         X          N        X
AES CORP                            CONVERTIBLE BONDS      00130HAN5       3525    5000000 PRN         X          N        X
AGERE SYSTEMS 6.5 12/09             CONVERTIBLE BONDS      00845VAA8   26728.32    27842000 PRN        X          N        X
AKAMAI TECHNOLOGIES INC             CORPORATE BONDS        00971TAC5      18180    36000000 PRN        X          N        X
AMGEN 0% 2032                       CONVERTIBLE BONDS      031162AE0      22950    30000000 PRN        X          N        X
ANADARKO 0% 2020                    CONVERTIBLE BONDS      032511AP2      22960    41000000 PRN        X          N        X
AOL TIME WARNER                     CORPORATE BONDS        02364JAC8      11725    20000000 PRN        X          N        X
AVAYA INC                           CORPORATE BONDS        053499aa7       9150    20000000 PRN        X          N        X
AVON PRODUCTS 0% 2020               CONVERTIBLE BONDS      054303AP7    18987.5    35000000 PRN        X          N        X
BARNES & NOBLE INC                  CONVERTIBLE BONDS      067774AD1  19171.707    19613000 PRN        X          N        X
BRINKER INTL 0% 2021                CONVERTIBLE BONDS      109641AC4    3406.25    5000000 PRN         X          N        X
CALPINE                             CONVERTIBLE BONDS      131347BA3  42871.875    63750000 PRN        X          N        X
CBRL GROUP INC COM                  CONVERTIBLE BONDS      12489VAB2    7918.75    17500000 PRN        X          N        X
CELLSTAR CORP COM NEW               COMMON STOCK           150925204    939.928    129111 SHR          X          N        X
CENDANT CORP                        CORPORATE BONDS        151313af0  17274.406    26525000 PRN        X          N        X
CENDANT CORP                        CONVERTIBLE BONDS      151313AN3  47119.117    46026000 PRN        X          N        X
CEPHALON                            CONVERTIBLE BONDS      156708AE9   44673.75    49500000 PRN        X          N        X
CHARMING SHOPPES 4.75% 2012         CONVERTIBLE BONDS      161133AC7     5962.5    7500000 PRN         X          N        X
CHARTER COMMUNICATIONS INC DEL      CONVERTIBLE BONDS      16117MAB3  25708.317    115543000 PRN       X          N        X
CNF 5% 6/12                         CONVERTIBLE PREFERRED  12612V205   21800.75    449500 SHR          X          N        X
CURAGEN CORP                        CONVERTIBLE BONDS      23126RAC5       8400    12000000 PRN        X          N        X
CV THERAPEUTICS INC                 CORPORATE BONDS        126667ab0    26670.4    33760000 PRN        X          N        X
D R HORTON INC                      CORPORATE BONDS        23331AAH2   44756.25    77500000 PRN        X          N        X
ECHOSTAR COMMUNICATIONS NEW         CONVERTIBLE BONDS      278762AG4  22225.612    21710000 PRN        X          N        X
ECHOSTAR COMMUNICATIONS NEW         CONVERTIBLE BONDS      278762AD1      39285    40500000 PRN        X          N        X
ENZON CAPS                          CONVERTIBLE BONDS      293904AB4     3912.5    5000000 PRN         X          N        X
FINISAR 5.25% 2008                  CONVERTIBLE BONDS      31787AAC5       1225    2500000 PRN         X          N        X
FLEMING 5.25 2009                   CONVERTIBLE BONDS      339130AR7         80    4000000 PRN         X          N        X
Ford 6.5% 2032 Preferred            CONVERTIBLE PREFERRED  345395206    42851.3    1202000 SHR         X          N        X
GENERAL MTRS CORP DEB SR CONV B     CONVERTIBLE PREFERRED  370442733       9020    400000 SHR          X          N        X
GILEAD SCIENCES 5% 2007             CONVERTIBLE BONDS      375558AB9    26737.5    15000000 PRN        X          N        X
GPS 5.75- 05                        CONVERTIBLE BONDS      364760AJ7   45463.75    37000000 PRN        X          N        X
IMCLONE SYS INC                     CONVERTIBLE BONDS      45245WAD1    20779.8    23480000 PRN        X          N        X
INTERMUNE INC                       CONVERTIBLE BONDS      45884XAA1   22722.25    23425000 PRN        X          N        X
INTERNATIONAL RECTIFIER CORP        CONVERTIBLE BONDS      460254AE5   20738.25    23400000 PRN        X          N        X
ISIS PHARMACEUTICALS 5.5% 2009      CONVERTIBLE BONDS      464337AC8      10520    16000000 PRN        X          N        X
Komag                               COMMON STOCK           500453204   2913.143    400212 SHR          X          N        X
L-3 COMMUNICATIONS 5.25% 2009       CONVERTIBLE BONDS      502424AB0      58750    50000000 PRN        X          N        X
LENNAR CORP                         CORPORATE BONDS        526057AF1      18800    40000000 PRN        X          N        X
Liberty Media 3.25% 3/15/31         CONVERTIBLE BONDS      530715AR2   23031.25    25000000 PRN        X          N        X
LIBERTY MEDIA CORP                  CONVERTIBLE BONDS      530715AN1    16571.5    25300000 PRN        X          N        X
LOWES CO 0% 2/16/2021               CONVERTIBLE BONDS      548661CF2      27270    36000000 PRN        X          N        X
MIRANT 5.75 2007                    CONVERTIBLE BONDS      604675AC2    20956.2    39540000 PRN        X          N        X
NAVISTAR FNCL 4.75% 2009            CONVERTIBLE BONDS      638902AM8  13228.565    16433000 PRN        X          N        X
NETWORKS ASSOCS INC                 CONVERTIBLE BONDS      64123LAB7   10338.75    9000000 PRN         X          N        X
OHIO CAS CORP                       CONVERTIBLE BONDS      677240AC7   9203.125    9500000 PRN         X          N        X
OMNICARE INC                        CONVERTIBLE BONDS      681904AD0  33171.722    33089000 PRN        X          N        X
OMNICOM GROUP INC                   CONVERTIBLE BONDS      681919AM8      15000    15000000 PRN        X          N        X
Owens Illinois Preferred            CONVERTIBLE PREFERRED  690768502   7781.775    334700 SHR          X          N        X
PENNEY JC INC                       CONVERTIBLE BONDS      708160BV7    10123.5    9925000 PRN         X          N        X
Pogo Producing 5.5-06               CONVERTIBLE BONDS      730448AE7      24955    23000000 PRN        X          N        X
READ-RITE CORP                      CONVERTIBLE BONDS      755246AA3     3530.8    6790000 PRN         X          N        X
REDBACK NETWORKS INC                CONVERTIBLE BONDS      757209AB7    30363.2    108440000 PRN       X          N        X
REGENERON 5.5% 3/18/2051            CONVERTIBLE BONDS      75886FAB3     3487.5    5000000 PRN         X          N        X
RGA PREFERRED 5.75%                 PREFERRED STOCK        759351307   21248.75    445000 SHR          X          N        X
Sovereign Preferred                 CONVERTIBLE PREFERRED  845905306      50375    650000 SHR          X          N        X
STMICROELECTRONICS N V              CORPORATE BONDS        861012ab8   47402.55    54020000 PRN        X          N        X
Tower Preferred                     CONVERTIBLE PREFERRED  891706301   9737.158    512482 SHR          X          N        X

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
TRAVELERS PPTY CAS CP NT CV JR 2032 COMMON STOCK           89420g307    33958.4    1516000 SHR         X          N        X
VENATOR GROUP                       CONVERTIBLE BONDS      922944AB9  16280.344    15787000 PRN        X          N        X
VERITAS SOFTWARE CORP / VERITA      CONVERTIBLE BONDS      92343RAA1  44263.275    50015000 PRN        X          N        X
VERTEX PHARMACEUTICALS INC          CONVERTIBLE BONDS      92532FAD2       9690    12000000 PRN        X          N        X
Westeren Gas Resources Pfd.         CONVERTIBLE PREFERRED  958259301    8208.75    165000 SHR          X          N        X
WILTEL COM                          COMMON STOCK           972487102   8751.695    694579 SHR          X          N        X
XL CAP LTD                          CORPORATE BONDS        98372PAB4    13116.6    20820000 PRN        X          N        X